INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL

13. INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software		Goodwill	Total
Cost
Balance at December 31, 2019	$41,931	$-	$-		$-	$-	$41,931
Intangible assets acquired in the Transaction	-	197,000	-		119,000	2,166,563	2,482,563
Balance at December 31, 2020	$41,931	$197,000	$-		$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Acquisition	-	-	23,000		433,000	8,353,609	8,809,609
Impairment of goodwill	-	-	-		-	(4,579,763)	(4,579,763)
Balance at December 31, 2021	$41,931	$197,000	$23,000		$552,000	$5,940,409	$6,754,340

Accumulated amortization
Balance at December 31, 2019	$40,546	$-	$-	$		$-	$40,546
Change for the year	1,385	26,267	-		15,866	-	43,518
Balance at December 31, 2020	41,931	26,267	-		15,866	-	84,064
Change for the year	-	34,147	3,450		98,369	-	135,966
Balance at December 31, 2021	$41,931	$60,414	$3,450		$114,235	$-	$220,030

Net book value:
December 31, 2020	$-	$170,733	$-		$103,134	$2,166,563	$2,440,430
December 31, 2021	$-	$136,586	$19,550		$437,765	$5,940,409	$6,534,310

Customer relationships

On April 30, 2020, the Company acquired a 100% interest in Dronelogics (note 3) and assigned $197,000 to the fair value of customer relationships.

Brand

On April 30, 2020, the Company acquired a 100% interest in Dronelogics and assigned $119,000 to the fair value of the website/domain name.

On March 25, 2021, the Company acquired the assets of Vital (note 4) and assigned $23,000 to the fair value of the brand.

Software

On March 25, 2021, the Company acquired the assets of Vital and assigned $433,000 to the fair value of the software.

Goodwill

On April 30, 2020, the Company acquired a 100% interest in Dronelogics, which included goodwill. Goodwill was valued at $2,166,563.

On March 25, 2021, the Company acquired the assets of Vital, which included goodwill. Goodwill was valued at $8,353,609.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

13. INTELLECTUAL PROPERTIES AND GOODWILL (CONT’D)

On December 31, 2021 the Company performed its annual goodwill impairment test on Vital and Dronelogics. The Company determined the recoverable amount based on a value in use calculation using the following key assumptions:

●	5 year post tax cash flow projections expected to be generated based on a financial forecast with a terminal growth rate of 2%
●	Budgeted cash flows calculated using a weighted average revenue EBITDA margin of 14% for Drone and 42% for Vital respectively were estimated by management based on the past performance and future growth prospects as well as observed trends among comparable companies.
●	Cash flows were discounted at the weighted average cost of capital of 17% for Dronelogics and 24% for Vital based on peer group averages and adjusted for the Company’s risk factors.

Based on the annual goodwill impairment test, the Company deemed that the goodwill for Vital required impairment, as such the Company recorded an impairment of $4,579,763.

The most sensitive inputs to the value in use model are the growth and discount rates. All else being equal:

●	A 10% reduction in the Value in use for the discounted cash flow model would result in a reduction of $597,100 for Dronelogics and $570,133 for Vital.

Changing the above assumption would result in an impairment for Dronelogics, and would result in additional impairment for Vital.

The key assumptions used in the calculations of the recoverable amounts include sales growth per year, changes in cost of sales and capital expenditures based on internal forecasts.